CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Total	Class B Common Shares Member	Class A Common Shares Member	Warrants Shares Stock [Member]	Contributed Surplus [Member]	Noncontrolling Interest	Foreign Exchange Translation Reserve [Member]	Retained Earnings (Accumulated Deficit)
Balance, shares at Dec. 31, 2021		622,319	2	107,028
Balance, amount at Dec. 31, 2021	$ 54,131,038	$ 152,173,089	$ 151,588	$ 5,137,417	$ 22,583,649	$ 0	$ 239,612	$ (126,154,317)
Statement [Line Items]
Share repurchase [note 15], shares		(30,766)
Share repurchase [note 15], amount	(1,926,237)	$ (7,523,117)	0	0	0	0	0	5,596,880
Share-based payments [note 16], shares		2,433
Share-based payments [note 16], amount	1,531,258	$ 169,500	0	0	1,361,758	0	0	0
Share cancellation [note 15], shares		(7,768)
Share cancellation [note 15], amount	0	$ (1,752,090)	0	$ 0	1,752,090	0	0	0
Warrants expired [note 15], shares				(7,303)
Warrants expired [note 15], amount	0	$ 0	0	$ (2,995,017)	2,995,017	0	0	0
PSUs converted to shares [note 15,16], shares		6,154
PSUs converted to shares [note 15,16], amount	0	$ 191,590	0	0	(191,590)	0	0	0
Comprehensive loss for the year	(23,193,839)	$ 0	$ 0	$ 0	0	0	412,989	(23,606,828)
Balance, shares at Dec. 31, 2022		592,372	2	99,725
Balance, amount at Dec. 31, 2022	30,542,220	$ 143,258,972	$ 151,588	$ 2,142,400	28,500,924	0	652,601	(144,164,265)
Statement [Line Items]
Share repurchase [note 15], shares		(29,303)
Share repurchase [note 15], amount	(2,957,816)	$ (7,165,356)	0	0	0	0	0	4,207,540
Share-based payments [note 16], shares		555
Share-based payments [note 16], amount	2,462,712	$ 36,000	0	$ 0	2,410,010	16,702	0	0
Warrants expired [note 15], shares				(2,047)
PSUs converted to shares [note 15,16], shares		41,848
PSUs converted to shares [note 15,16], amount	0	$ 1,464,000	0	$ 0	(1,464,000)	0	0	0
Comprehensive loss for the year	(18,465,848)	0	0	0	0	(328,409)	(235,260)	(17,902,179)
Initial recognition of non-controlling interests	(65,050)	$ 0	0	0	0	(24,467)	0	(40,583)
Plan of arrangement [note 15], shares		1
Plan of arrangement [note 15], amount	34	$ 0	34	0	0	8,673	0	(8,673)
Share options exercised [note 15], shares		323
Share options exercised [note 15], amount	20,247	$ 33,247	0	$ 0	(13,000)	0	0	0
Warrants issued [note 15], shares				61,154
Warrants issued [note 15], amount	1,372,763	0	0	$ 1,372,763	0	0	0	0
Warrants expired [note 15], amount	0	$ 0	$ 0	$ (791,807)	791,807	0	0	0
Balance, shares at Dec. 31, 2023		605,796	2	158,832
Balance, amount at Dec. 31, 2023	12,909,262	$ 137,626,863	$ 151,622	$ 2,723,356	30,225,741	(327,501)	417,341	(157,908,160)
Statement [Line Items]
Warrants expired [note 15], shares				(20,770)
Warrants expired [note 15], amount	0	0	0	$ (286,189)	286,189	0	0	0
Comprehensive loss for the year	(15,282,075)	0	0	$ 0	0	(712,805)	(366,546)	(14,202,724)
Warrants issued [note 15], shares				80,000
Warrants issued [note 15], amount	0	$ 0	$ 0	$ 0	0	0	0	0
Shares issued [note 15], shares		1,384,783	10
Shares issued [note 15], amount	10,670,618	$ 10,670,539	$ 79	0	0	0	0	0
Shares for debt [note 15,16], shares		301,423
Shares for debt [note 15,16], amount	1,990,213	$ 1,990,213	0	0	0	0	0	0
Share-based payments [note 16]	152,214	0	0	$ 0		0	0	0
Warrants cancelled [note 15], shares				(7,692)
Warrants cancelled [note 15], amount	0	$ 0	0	$ (439,408)	439,408	0	0	0
RSU converted to shares [15,16], shares		7,500
RSU converted to shares [15,16], amount	0	$ 31,009	$ 0	$ 0	(31,009)	0	0	0
Balance, shares at Dec. 31, 2024		2,299,502	12	210,370
Balance, amount at Dec. 31, 2024	$ 10,440,232	$ 150,318,624	$ 151,701	$ 1,997,759	$ 31,072,543	$ (1,040,306)	$ 50,795	$ (172,110,884)